Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

American Customer Satisfaction ETF (ACSI)
Brand Value ETF (BVAL)
Reverse Cap Weighted U.S. Large Cap ETF (RVRS)
(collectively, the “Funds”)

January 31, 2020

Supplement to the
Prospectus and Statement of Additional Information,
each dated January 31, 2020

Effective through February 16, 2020, Quasar Distributors, LLC, an affiliate of the Funds' administrator with a principal business address of 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, is the Funds’ distributor.

Please retain this Supplement with each Prospectus and SAI for future reference.

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